Derivatives - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Total value of margins pledged in guarantee	R$ 18,000	R$ 15,823